COSTS AND EXPENSES (INCOME) - General and administrative expenses (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
COSTS AND EXPENSES (INCOME)
Salaries and benefits	CAD 12,113	CAD 13,332
Audit, legal and consulting	3,382	4,807
Trustee/director fees and related expenses	1,438	1,673
Unit-based compensation including distributions and revaluations	4,017	2,921
Other public entity costs	1,687	1,564
Office rents	901	905
Other	2,528	2,758
General and administrative expenses	CAD 26,066	CAD 27,960